Additional Financial Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Financial Information [Line Items]
Number of customers exceeding threshold for significance	0	0	0
Threshold for customer significance (as a percent of consolidated revenues) (in hundredths)	10.00%	10.00%	10.00%